Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2022	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments							¥ 329,045	$ 51,874
Other equity investments						¥ 100,000
Equity Method Investments, Fair Value Disclosure						0	¥ 112,641
Subscription of equity investment | $					$ 150,000
Percentage of financial interests hold by limited partner							60.70%	60.70%
Percentage of financial interests										60.70%
Percentage of financial interests hold by other third party investors							39.30%	39.30%
Light Detection and Ranging [Member]
Schedule Of LongTermInvestments [Line Items]
Proceeds from sale of debt instrument				¥ 100,000
Semiconductors [Member]
Schedule Of LongTermInvestments [Line Items]
Other equity investments	¥ 65,000										¥ 65,000
Batteries [Member]
Schedule Of LongTermInvestments [Line Items]
Other equity investments				¥ 50,000
Common Stock [Member]
Schedule Of LongTermInvestments [Line Items]
Prepayment of minority equity interest						50,000
Payment to acquire minority equity interest	¥ 141,981	$ 156,982
Dogotix [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments			¥ 94,451						$ 14,000					¥ 19,900
Other equity investments						¥ 190,000
Equity Method Investments, Fair Value Disclosure			95,752
Investments, Fair Value Disclosure												¥ 41,258	$ 6,440
Changes from equity investment to debt investment			¥ 116,129
Huitian [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments												574,146	90,000		¥ 24,551
Equity Method Investments, Fair Value Disclosure												¥ 591,506
Huitian [Member] | Convertible Bond [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $													20,000
Huitian [Member] | Preferred Stock [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $													$ 70,000